Note 4 - Inventories	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
4.	Inventories

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2012	2013
Bunkers	1,854,589	930,630
Lubricants	1,297,818	1,530,463
Total	3,152,407	2,461,093